UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA New York Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New York - 97.4%                 ABN AMRO Munitops Certificates Trust, New York, Revenue Refunding Bonds,
                                 VRDN (k):
                     $  23,340       Series 2002-10, 2.30% due 11/15/2010 (d)                                         $    23,340
                         9,965       Series 2004-24, 2.30% due 7/01/2012 (e)                                                9,965

                        10,000   Albany, New York, City School District, GO, BAN, Series B, 4% due 6/30/2006               10,127

                         2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN, 2.37%
                                 due 12/29/2010 (k)                                                                         2,500

                         2,666   Allegany County, New York, GO, BAN, 4% due 4/27/2006                                       2,693

                         6,601   Binghamton, New York, City School District, GO, BAN, 3% due 10/14/2005                     6,614

                        10,000   Binghamton, New York, GO, Refunding, BAN, 3% due 9/22/2005                                10,029

                         8,000   Brasher Falls, New York, Central School District, BAN, 3.75% due 7/07/2006                 8,072

                         2,360   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                                 Corporation), VRDN, AMT, Series A, 2.69% due 9/01/2021 (k)                                 2,360

                         2,500   Chittenango, New York, Central School District, GO, RAN, 3% due 12/16/2005                 2,504

                         7,000   Clarence, New York, Central School District, TAN, 3.75% due 6/29/2006                      7,067

                         4,043   Clayton, New York, GO, BAN, 3% due 10/01/2005                                              4,048

                         5,000   Commack, New York, Union Free School District, GO, BAN, 3% due 11/18/2005                  5,018


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA New York Municipal Money Fund

Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
New York             $   3,500   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
(concluded)                      School Corporation), VRDN, 2.53% due 10/01/2032 (k)                                  $     3,500

                         5,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York,
                                 Revenue Bonds, Series 2003-0051, Class A, 2.57% due 11/15/2032 (b)(k)                      5,000

                                 Eagle Tax-Exempt Trust, New York, VRDN (k):
                        10,145       Series 2001-323, 2.31% due 4/01/2015                                                  10,145
                        24,500       Series 983201, 2.57% due 4/01/2017                                                    24,500

                         7,730   Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                                 2.57% due 11/15/2032 (d)(k)                                                                7,730

                         6,000   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                                 Bonds, Series 2003-0004, Class A, 2.57% due 11/15/2032 (b)(k)                              6,000

                         6,000   East Hampton Township, New York, GO, BAN, Series B, 3.50% due 6/01/2006                    6,040

                         5,170   East Moriches, New York, Union Free School District, GO, TAN, 3.75% due 6/22/2006          5,220

                                 Elmont, New York, Union Free School District, GO, TAN:
                         5,200       3.50% due 6/29/2006                                                                    5,239
                         2,000       3.75% due 6/29/2006                                                                    2,020

                                 Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (k):
                         3,930       (Child and Family Services of Erie County), 2.62% due 6/01/2022                        3,930
                         1,485       (Claddagh Commission Inc. Project), 2.62% due 12/01/2015                               1,485

                         6,540   Freeport, New York, GO, BAN, 2.75% due 7/28/2005                                           6,545

                         7,310   Gloversville, New York, City School District, GO, BAN, Series A, 3.50% due 3/24/2006       7,353

                         2,460   Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
                                 Series A, 2.62% due 4/01/2020 (k)                                                          2,460

                         2,930   Hempstead Town, New York, GO, Refunding, Series A, 3.50% due 2/15/2006 (k)                 2,945

                        16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                                 2.61% due 12/01/2029 (k)                                                                  16,000

                         3,759   Katonah-Lewisboro, New York, Union Free School District, GO, BAN, 2.75% due 7/22/2005      3,762

                        16,820   Long Island Power Authority, New York, Electric System General Revenue Bonds, VRDN,
                                 Series E, 2.15% due 12/01/2029 (d)(k)                                                     16,820

                                 Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN (k):
                        29,915       FLOATS, Series 822-D, 2.56% due 9/01/2029 (f)                                         29,915
                        11,200       Series H, 2.20% due 12/01/2029                                                        11,200
                        40,000       Sub-Series 3A, 2.23% due 5/01/2033                                                    40,000

                        20,876   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 FLOATS, Series 339, 2.55% due 12/01/2026 (e)(k)                                           20,876

                                 Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN (d)(k):
                        10,600       FLOATS, Series 639, 2.57% due 11/15/2010                                              10,600
                        23,200       Series B, 2.52% due 11/01/2022                                                        23,200

                                 Metropolitan Transportation Authority, New York, GO, VRDN (k):
                        20,000       Sub-Series A-1, 2.52% due 11/01/2034 (f)                                              20,000
                        14,600       Sub-Series A-3, 2.52% due 11/01/2034 (i)                                              14,600

                                 Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN (k):
                        20,000       FLOATS, Series 848-D, 2.56% due 11/15/2021 (b)                                        20,000
                         9,785       MERLOTS, Series A12, 2.70% due 6/07/2006 (d)                                           9,785
                         8,010       PUTTERS, Series 816, 2.57% due 5/15/2013 (a)                                           8,010

                                 Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN (k):
                        38,790       MERLOTS, Series A52, 2.31% due 11/15/2022 (b)                                         38,790
                         8,460       MERLOTS, Series B25, 2.31% due 11/15/2025 (b)                                          8,460
                         2,400       Series D-1, 2.52% due 11/01/2029 (d)                                                   2,400
                         7,845       Series D-2, 2.52% due 11/01/2032 (d)                                                   7,845

                         9,775   Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                                 MERLOTS, VRDN, Series A-43, 2.31% due 1/01/2010 (b)(k)                                     9,775

                         5,810   Milo, New York, Sewer System Improvements, GO, Refunding, BAN, 3.25% due 11/23/2005        5,834

                         1,700   Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
                                 Center for Rehabilitation Agencies, Inc. Project), VRDN, 2.60% due 12/01/2034 (k)          1,700

                         1,225   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 2.44%
                                 due 1/01/2012 (k)                                                                          1,225

                         6,070   Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                     6,076

                        10,000   Monticello, New York, Central School District, GO, BAN, 2.75% due 7/29/2005               10,009

                         8,000   Mount Vernon, New York, City School District, GO, TAN, 3.25% due 8/26/2005                 8,014

                        12,500   Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                                 VRDN, 2.28% due 9/01/2034 (k)                                                             12,500

                                 New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Bonds, VRDN, Series A (k):
                        19,510       (63 Wall Street), 2.20% due 12/01/2036                                                19,510
                        10,000       (Gold Street Project), 2.26% due 1/01/2037                                            10,000

                                 New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds, VRDN, Series A (k):
                         3,300       (Armory Place LLC), AMT, Series A, 2.25% due 3/15/2033 (c)                             3,300
                         8,100       (Brittany Development), AMT, 2.25% due 6/15/2029 (c)                                   8,100
                        17,450       (Carnegie Park), 2.20% due 11/15/2019 (c)                                             17,450
                         3,700       (Monterey), 2.20% due 11/15/2019 (c)                                                   3,700
                        29,800       (Tribeca Towers), AMT, 2.25% due 11/15/2019 (c)                                       29,800
                        18,600       (West 43rd Street Development), AMT, 2.25% due 4/15/2029 (c)                          18,600
                        35,400       (West 89th Street Development), AMT, 2.25% due 11/15/2029                             35,400

                                 New York City, New York, City IDA, Civic Facility Revenue Bonds, VRDN (k):
                         3,200       (Allen-Stevenson School Project), 2.55% due 12/01/2034                                 3,200
                         2,550       (Federation of French Alliances in the United States Project), 2.60% due 2/01/2035     2,550
                         1,600       (Hewitt School Project), 2.55% due 12/01/2034                                          1,600

                         6,380   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Brooklyn
                                 Heights Montessori School Project), VRDN, 2.28% due 1/01/2027 (k)                          6,380

                         2,400   New York City, New York, City IDA, IDR (DXB Videotape Inc. Project), VRDN, AMT,
                                 2.35% due 6/30/2017 (k)                                                                    2,400

                                 New York City, New York, City IDA, Liberty Revenue Bonds, VRDN (k):
                        25,000       (FC Hanson Office Associates LLC Project), 2.40% due 12/01/2039                       25,000
                        24,700       (One Bryant Park LLC Project), Series B, 2.52% due 11/01/2039                         24,700

                         9,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
                                 International Corporation Project), VRDN, AMT, 2.32% due 7/01/2024 (k)                     9,000

                         7,000   New York City, New York, City Municipal Water Finance Authority, CP, 2.92% due
                                 7/14/2005 7,000

                        29,100   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (e)(h)(k)                   29,100

                                 New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN (k):
                        51,530       MSTR, Series SGB-27, 2.57% due 6/15/2024 (d)                                          51,530
                        15,270       PUTTERS, Series 622, 2.57% due 6/15/2012 (a)                                          15,270
                        22,505       Series F-1, 2.38% due 6/15/2033                                                       22,505
                        30,200       Series F-2, 2.30% due 6/15/2033                                                       30,200
                        10,600       Series G, 2.42% due 6/15/2024 (b)                                                     10,600

                                 New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                 VRDN (k):
                        14,835       FLOATS, Series 536, 2.55% due 5/01/2015 (e)                                           14,835
                         5,500       Future Tax Secured, Series A, 2.35% due 2/15/2030                                      5,500
                        16,215       Future Tax Secured, Series A-2, 2.23% due 11/15/2027                                  16,215
                        29,355       (New York City Recovery), Series 1, Sub-Series 1A, 2.23% due 11/01/2022               29,355
                         3,790       ROCS, Series II-R-2054, 2.59% due 2/01/2020 (e)                                        3,790
                         2,700       Sub-Series 2A, 2.46% due 11/01/2022                                                    2,700
                        19,000       Sub-Series 2B, 2.35% due 11/01/2022                                                   19,000

                                 New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds, VRDN (k):
                         3,950       (New York City Recovery), Series 3, Sub-Series 3-B, 2.48% due 11/01/2022               3,950
                         4,600       (New York City Recovery), Series 3, Sub-Series 3-H, 2.38% due 11/01/2022               4,600

                                 New York City, New York, GO, VRDN (k):
                         9,540       MERLOTS, Series A36, 2.70% due 6/07/2006 (a)                                           9,540
                         5,000       MSTR, SGB-36, 2.55% due 6/01/2022 (a)                                                  5,000
                        27,955       PUTTERS, Series 865, 2.57% due 4/01/2013 (a)                                          27,955
                        20,000       ROCS, Series II-R-251A, 2.61% due 12/15/2019 (k)                                      20,000
                         6,860       Series F-4, 2.23% due 2/15/2020 (k)                                                    6,860
                         4,200       Series F-5, 2.23% due 2/15/2016                                                        4,200
                         3,850       Series J, Sub-Series J-2, 2.31% due 2/15/2016                                          3,850
                         2,800       Sub-Series A-3, 2.23% due 8/01/2031                                                    2,800
                        14,700       Sub-Series A-6, 2.22% due 8/01/2031                                                   14,700
                         5,000       Sub-Series C-3, 2.30% due 8/15/2029                                                    5,000
                         8,000       Sub-Series H-6, 2.20% due 3/01/2034                                                    8,000

                                 New York City, New York, GO, Refunding, VRDN (k):
                        12,100       MERLOTS, Series A32, 2.31% due 8/01/2011 (d)                                          12,100
                         7,075       PUTTERS, Series 914, 2.32% due 2/01/2013 (b)                                           7,075
                         6,000       Series H, Sub-Series H-2, 2.38% due 8/01/2013 (e)                                      6,000
                         4,400       Series H, Sub-Series H-2, 2.38% due 8/01/2014 (e)                                      4,400
                        13,000       Sub-Series C-3, 2.18% due 8/01/2020 (f)                                               13,000
                        14,400       Sub-Series C-4, 2.18% due 8/01/2020                                                   14,400
                        28,000       Sub-Series C-5, 2.24% due 8/01/2020                                                   28,000
                           100       Sub-Series E-4, 2.43% due 8/01/2021                                                      100
                           200       Sub-Series E-4, 2.43% due 8/01/2022                                                      200
                           800       Sub-Series E-5, 2.48% due 8/01/2015                                                      800
                           750       Sub-Series E-5, 2.48% due 8/01/2017                                                      750
                        13,815       Sub-Series C-2, 2.23% due 8/01/2020                                                   13,815

                        16,767   New York State Commander of General Services Revenue Bonds (People of the
                                 State of New York), VRDN, 2.34% due 9/01/2021 (k)                                         16,767

                         5,175   New York State Dormitory Authority, Consolidated Third General Resolution Revenue
                                 Bonds (City University System), VRDN, Series 1, 5.375% due 7/01/2005 (a)(h)(k)             5,279

                                 New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN (k):
                        30,000       Sub-Series D-2G, 2.52% due 2/15/2031                                                  30,000
                        15,000       Sub-Series D-2H, 2.52% due 2/15/2031                                                  15,000

                                 New York State Dormitory Authority Revenue Bonds, VRDN (k):
                         6,900       FLOATS, Series 894, 2.29% due 8/24/2005 (e)                                            6,900
                         2,230       MERLOTS, Series A35, 2.31% due 8/01/2023 (e)(g)                                        2,230
                         7,165       MERLOTS, Series B30, 2.31% due 3/15/2027 (b)                                           7,165
                         6,655       (Pratt Institute), 2.62% due 7/01/2034 (j)                                             6,655
                         5,900       (Teresian Housing Corporation), 2.51% due 7/01/2033                                    5,900
                         3,000       (Upstate Community Colleges), Series A, 6.25% due 7/01/2005 (h)                        3,060

                        20,000   New York State Dormitory Authority, Revenue Refunding Bonds, MERLOTS, VRDN,
                                 Series A-09, 2.78% due 5/15/2031 (a)(k)                                                   20,000

                         3,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds
                                 (Consolidated Edison Company of New York, Inc. Project), Sub-Series C-3, VRDN, AMT,
                                 2.36% due 11/01/2039 (k)                                                                   3,000

                                 New York State, HFA, Housing Revenue Bonds, VRDN, Series A (k):
                        20,000       (100 Maiden Lane Project), 2.29% due 11/01/2037                                       20,000
                        33,950       (West 43rd Street), AMT, 2.25% due 11/01/2034                                         33,950

                         4,945   New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 2.32% due
                                 11/01/2028 (a)(k)                                                                          4,945

                         5,600   New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                                 2.25% due 5/15/2036 (c)(k)                                                                 5,600

                                 New York State, HFA, Revenue Bonds, VRDN, AMT (k):
                         6,400       (1500 Lexington Associates LLC), Series A, 2.40% due 5/15/2034 (c)                     6,400
                        28,600       (1501 Lex Associates LP), Series A, 2.25% due 5/15/2032 (c)                           28,600
                        20,000       (Chelsea Apartments), Series A, 2.45% due 11/15/2036 (c)                              20,000
                        12,000       (Gethsemane Apartments), Series A, 2.34% due 5/15/2033 (c)                            12,000
                        21,000       (Helena Housing), Series A, 2.25% due 11/01/2036                                      21,000
                        13,450       (Saxony Housing), Series A, 2.25% due 5/15/2030                                       13,450
                        13,000       (Talleyrand Crescent), 2.32% due 5/15/2028 (c)                                        13,000
                        32,600       (Tribeca Pointe LLC), Series A, 2.28% due 5/15/2029 (c)                               32,600
                        54,400       (Tribeca), Series A, 2.25% due 11/15/2029 (c)                                         54,400

                        10,545   New York State, HFA, Revenue Bonds (Biltmore Tower Project), AMT, Series A, 2.36%
                                 due 5/15/2034 (k)                                                                         10,545

                                 New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (k):
                         7,500       Series C, 2.23% due 3/15/2026                                                          7,500
                        19,300       Series D, 2.23% due 3/15/2026                                                         19,300

                         9,500   New York State Local Assistance Corporation Revenue Bonds, VRDN, Series A, 2.20%
                                 due 4/01/2022 (k)                                                                          9,500

                            83   New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                                 Series B, 2.10% due 4/01/2025 (k)                                                             83

                        24,830   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                 Sub Lien, VRDN, Series A-7V, 2.18% due 4/01/2020 (b)(k)                                   24,830

                         4,545   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-5012, 2.57% due 4/01/2019 (a)(k)                            4,545

                         8,155   New York State Thruway Authority, Highway and Bridge Trust Fund, Second General
                                 Revenue Bonds, PUTTERS, VRDN, Series 405, 2.57% due 10/01/2011 (e)(k)                      8,155

                         8,510   New York State Urban Development Corporation Revenue Bonds, MERLOTS, VRDN,
                                 Series A01, 2.31% due 3/15/2015 (b)(k)                                                     8,510

                         4,000   Newark Valley, New York, Central School District, GO, BAN, Series B, 3.75% due
                                 6/29/2006                                                                                  4,038

                        18,681   North Babylon, New York, Union Free School District, GO, BAN, 3.50% due 8/09/2005         18,711

                         2,075   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN,
                                 AMT, 2.33% due 5/01/2022 (k)                                                               2,075

                        14,200   Onondaga County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding
                                 Bonds (Solvay Paperboard Project), VRDN, AMT, 2.65% due 7/01/2023 (k)                     14,200

                         2,500   Ossining, New York, Union Free School District, GO, BAN, 3.25% due 12/16/2005              2,506

                         1,775   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                                 Project), VRDN, Series A, 2.64% due 6/01/2024 (k)                                          1,775

                                 Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds, (Versatile Structure Obligation), VRDN (k):
                         1,300       Series 3, 2.46% due 6/01/2020                                                          1,300
                        14,800       Series 5, 2.29% due 8/01/2024                                                         14,800

                        26,940   Poughkeepsie, New York, City School District, GO, BAN, 3.50% due 5/05/2006                27,102

                         3,560   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                                 VRDN, AMT, 2.61% due 1/01/2021 (k)                                                         3,560

                         9,850   Putnam Valley, New York, Central School District, GO, BAN, 3.50% due 6/30/2006             9,919

                         5,000   Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                      5,017

                                 Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN (k):
                         6,855       Series A, 2.30% due 7/01/2035                                                          6,855
                         3,060       Series B, 2.30% due 7/01/2035                                                          3,060

                         9,800   Rockland County, New York, IDA, Revenue Bonds (Dominican College Project), VRDN,
                                 Series A, 2.57% due 5/01/2034 (k)                                                          9,800

                        10,000   Rome, New York, City School District, GO, RAN, 3.50% due 6/23/2006                        10,055

                                 Schenectady, New York, City School District, GO:
                         4,700       BAN, 3% due 7/08/2005                                                                  4,701
                         9,000       RAN, 3% due 7/08/2005                                                                  9,002
                         8,000       RAN, 3.75% due 7/06/2006                                                               8,072

                         5,000   Shenendehowa Central School District of Clifton Park, New York, GO, RAN, 3% due
                                 6/22/2006                                                                                  5,007

                         3,000   South Country Central School District of Brookhaven, New York, TAN, 3.75% due
                                 6/23/2006                                                                                  3,027

                           500   South Glens Falls, New York, Central School District, GO, RAN, 3.50% due 6/16/2006           503

                         3,250   South Orangetown, New York, Central School District, TAN, 3.75% due 6/30/2006              3,283

                         8,600   Southampton Township, New York, GO, BAN, 3.50% due 4/13/2006                               8,654

                                 Suffolk County, New York, GO:
                        25,000       TAN, Series I, 3.25% due 8/16/2005                                                    25,042
                         2,435       VRDN, Series A, 3% due 2/01/2006 (e)(k)                                                2,438

                         4,920   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                 Bonds (Ogden Martin Systems), ROCS, AMT, 2.53% due 10/01/2006 (a)(k)                       4,920

                                 Tobacco Settlement Financing Corporation of New York Revenue Bonds VRDN (a)(k):
                         7,475       PUTTERS, VRDN, Series 648, 2.57% due 6/01/2011                                         7,475
                         2,930       ROCS, Series II-R-2034, 2.58% due 6/01/2020                                            2,930
                         8,020       ROCS, Series II-R-4508, 2.58% due 6/01/2021                                            8,020

                         7,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series A, 2.18% due 11/01/2035 (k)                                                   7,000

                         7,100   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, VRDN, Series C, 2.23% due 1/01/2032 (a)(k)                                          7,100

                                 Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, VRDN (a)(k):
                         9,500       MERLOTS, Series B28, 2.31% due 11/15/2026                                              9,500
                         7,055       PUTTERS, Series 342, 2.57% due 11/15/2020                                              7,055
                         2,050       ROCS, Series II-R-2013, 2.57% due 11/15/2021                                           2,050

                                 Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 VRDN (e)(k):
                        12,895       FLOATS, Series 839, 2.56% due 11/15/2019                                              12,895
                         9,940       MERLOTS, Series B03, 2.31% due 11/15/2020                                              9,940
                        14,480       MERLOTS, Series B13, 2.31% due 11/15/2021                                             14,480
                        14,100       PUTTERS, Series 304, 2.57% due 11/15/2018                                             14,100
                         5,330       ROCS, Series II-R-1032, 2.57% due 11/15/2021                                           5,330

                                 Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN (d)(k):
                        21,315       Series A, 2.23% due 1/01/2031                                                         21,315
                         1,625       Series C, 2.23% due 1/01/2031                                                          1,625
                        14,140       Series D, 2.23% due 1/01/2031                                                         14,140

                        13,556   Ulster County, New York, GO, Refunding, BAN, Series A, 3% due 11/18/2005                  13,605

                         3,635   Wappinger, New York, GO, BAN, 3.50% due 4/28/2006                                          3,657

                         4,500   Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds (Northern
                                 Westchester Hospital), VRDN, 2.31% due 11/01/2024 (k)                                      4,500

                                 William Floyd Union Free School District, Mastics-Moriches-Shirley, GO:
                         3,000       BAN, 3.75% due 6/27/2006                                                               3,029
                         2,000       TAN, 3.75% due 6/27/2006                                                               2,019

                         1,500   Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 2.36% due
                                 7/01/2042 (k)                                                                              1,500


Puerto Rico - 3.7%               Government Development Bank of Puerto Rico, CP:
                         7,000       2.90% due 7/01/2005                                                                    7,000
                        27,403       3.05% due 7/15/2005                                                                   27,403

                         2,400   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                 Class A, 2.27% due 1/25/2016 (e)(k)                                                        2,400

                        12,750   Puerto Rico Commonwealth, TRAN, 3% due 7/29/2005                                          12,749

                        12,755   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 2.56% due 7/01/2017 (f)(k)                                                   12,755

                                 Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN (f)(k):
                        14,191       Series 911, 2.54% due 8/01/2026                                                       14,191
                         3,496       Series 919, 2.28% due 8/01/2026                                                        3,496


                                 Total Investments (Cost - $2,190,780*) - 101.1%                                        2,190,780
                                 Liabilities in Excess of Other Assets - (1.1%)                                          (23,551)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 2,167,229
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FNMA Collateralized.

(d) FSA Insured.

(e) MBIA Insured.

(f) CIFG Insured

(g) FHA Insured.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Radian Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005